Supplementary Information to Statements of Operations (Details) - Schedule of net earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019

Income (loss)	$ 451	$ (960)	$ (913)
Net income (loss) available to Ordinary shareholders	$ 451	$ (960)	$ (913)
Basic weighted average Ordinary shares outstanding (in thousands)	5,212	4,298	4,053
Diluted weighted average Ordinary shares outstanding (in thousands)	5,424	4,298	4,059
Basic and diluted income (loss) per share	$ 0.09	$ (0.22)	$ (0.23)
Diluted income (loss) per share	$ 0.08	$ (0.22)	$ (0.23)